Quarterly Holdings Report
for
Fidelity® Real Estate Income Fund
April 30, 2023
REI-NPRT3-0623
1.800347.119
Common Stocks - 24.9%
	Shares	Value ($)
FINANCIALS - 0.7%
Capital Markets - 0.0%
Brookfield Asset Management Ltd. Class A	21,775	729,985
Mortgage Real Estate Investment Trusts - 0.7%
Great Ajax Corp. (a)	1,663,364	10,944,935
MFA Financial, Inc.	1,492,885	15,958,941
Rithm Capital Corp.	500,199	4,081,624
		30,985,500
TOTAL FINANCIALS		31,715,485
INDUSTRIALS - 0.3%
Construction & Engineering - 0.3%
Willscot Mobile Mini Holdings (b)	298,500	13,551,900
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Cyxtera Technologies, Inc. Class A (b)	740,700	240,876
REAL ESTATE - 23.9%
Equity Real Estate Investment Trusts (REITs) - 23.8%
Acadia Realty Trust (SBI)	510,426	6,895,855
American Homes 4 Rent Class A	646,800	21,512,568
American Tower Corp.	535,800	109,512,162
AvalonBay Communities, Inc.	126,700	22,852,879
Crown Castle International Corp.	614,410	75,627,727
CubeSmart	367,800	16,731,222
Digital Realty Trust, Inc.	103,500	10,262,025
Douglas Emmett, Inc.	103,300	1,330,504
Easterly Government Properties, Inc. (c)	1,031,700	14,516,019
EastGroup Properties, Inc.	65,700	10,942,992
Elme Communities (SBI)	755,647	13,019,798
Equinix, Inc.	68,100	49,309,848
Equity Lifestyle Properties, Inc.	1,656,696	114,146,345
Equity Residential (SBI)	103,700	6,559,025
Essex Property Trust, Inc.	169,800	37,310,154
Extra Space Storage, Inc.	105,000	15,964,200
Farmland Partners, Inc.	37,956	396,261
Gaming & Leisure Properties	340,546	17,708,392
Healthcare Trust of America, Inc.	186,360	3,686,201
Invitation Homes, Inc.	611,100	20,392,407
Lamar Advertising Co. Class A	201,900	21,336,792
Life Storage, Inc.	108,100	14,526,478
LXP Industrial Trust (REIT)	4,198,774	39,468,476
Mid-America Apartment Communities, Inc.	319,906	49,201,543
National Retail Properties, Inc.	62,700	2,727,450
NexPoint Residential Trust, Inc.	10,300	442,179
Postal Realty Trust, Inc.	878,500	13,502,545
Prologis (REIT), Inc.	748,930	93,803,483
Public Storage	162,700	47,968,841
Retail Value, Inc. (b)(d)	274,131	27,687
Rexford Industrial Realty, Inc.	67,700	3,775,629
RLJ Lodging Trust	607,000	6,130,700
Sabra Health Care REIT, Inc.	604,175	6,887,595
Safehold, Inc.	5,925	164,241
SITE Centers Corp.	1,379,438	17,022,265
Spirit Realty Capital, Inc.	631,400	24,283,644
Sunstone Hotel Investors, Inc.	372,700	3,551,831
Terreno Realty Corp.	339,028	20,880,735
UDR, Inc.	403,300	16,668,389
UMH Properties, Inc.	335,723	5,102,990
Ventas, Inc.	967,786	46,502,117
VICI Properties, Inc.	811,300	27,535,522
Welltower, Inc.	771,500	61,118,230
Weyerhaeuser Co.	147,500	4,411,725
		1,095,717,671
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (b)	201,400	1,983,790
Digitalbridge Group, Inc. (c)	423,988	5,270,171
		7,253,961
TOTAL REAL ESTATE		1,102,971,632
TOTAL COMMON STOCKS (Cost $973,445,109)		1,148,479,893

Preferred Stocks - 19.9%
	Shares	Value ($)
Convertible Preferred Stocks - 0.8%
FINANCIALS - 0.3%
Mortgage Real Estate Investment Trusts - 0.3%
Great Ajax Corp. 7.25% (a)	611,442	14,662,379

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
LXP Industrial Trust (REIT) Series C, 6.50%	440,102	20,659,603
RLJ Lodging Trust Series A, 1.95%	31,585	764,357
		21,423,960
TOTAL CONVERTIBLE PREFERRED STOCKS		36,086,339
Nonconvertible Preferred Stocks - 19.1%
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
DCP Midstream Partners LP:
7.95%(e)	328,262	8,265,637
Series B, 7.875%(e)	256,314	6,479,618
Enbridge, Inc.:
Series 1, 5 year U.S. Treasury Index + 3.140% 5.949%(e)(f)	498,275	11,380,601
Series L, 5 year U.S. Treasury Index + 3.150% 4.959%(e)(f)	111,400	2,250,280
Energy Transfer LP 7.60% (e)	525,651	12,132,025
Global Partners LP:
9.75%(e)	161,507	4,307,392
Series B, 9.50%	67,800	1,716,018
		46,531,571
FINANCIALS - 9.2%
Mortgage Real Estate Investment Trusts - 9.2%
AG Mortgage Investment Trust, Inc.:
8.00%	256,862	4,264,834
Series C, 8.00%(e)	442,838	7,886,945
AGNC Investment Corp.:
6.125%(e)	930,100	19,001,943
6.875%(e)	673,972	14,160,152
Series C, 3 month U.S. LIBOR + 5.110% 7.00%(e)(f)	653,202	16,173,282
Series E, 6.50%(e)	1,424,834	30,676,676
Series G, 7.75%(e)	320,000	6,924,800
Annaly Capital Management, Inc.:
6.75%(e)	192,992	4,604,789
Series F, 3 month U.S. LIBOR + 4.990% 6.95%(e)(f)	1,599,843	39,868,088
Series G, 3 month U.S. LIBOR + 4.172% 9.3311%(e)(f)	1,069,599	25,659,680
Arbor Realty Trust, Inc.:
Series D, 6.375%	126,100	2,281,149
Series F, 6.25%(e)	447,536	8,189,909
Cherry Hill Mortgage Investment Corp.:
8.25%(e)	58,325	1,262,736
Series A, 8.20%	63,650	1,383,197
Chimera Investment Corp.:
8.00%(e)	636,931	12,846,898
Series B, 8.00%(e)	1,439,904	28,970,868
Series C, 7.75%(e)	1,892,189	35,762,372
Dynex Capital, Inc. Series C 6.90% (e)	298,683	6,550,118
Ellington Financial LLC 6.75% (e)	212,370	4,213,400
Franklin BSP Realty Trust, Inc. 7.50%	240,633	4,752,502
KKR Real Estate Finance Trust, Inc. 6.50%	188,372	3,062,929
MFA Financial, Inc.:
6.50%(e)	1,117,351	20,481,044
Series B, 7.50%	447,732	8,551,681
PennyMac Mortgage Investment Trust:
6.75%	217,700	4,003,503
8.125%(e)	410,254	9,714,815
Series B, 8.00%(e)	639,908	14,871,462
Ready Capital Corp. Series C, 6.20%	214,250	4,981,313
Rithm Capital Corp.:
7.125%(e)	1,184,542	24,591,092
Series A, 7.50%(e)	580,904	12,448,773
Series C, 6.375%(e)	1,149,554	21,243,758
Series D, 7.00%(e)	151,200	3,031,560
Two Harbors Investment Corp.:
Series A, 8.125%(e)	363,526	7,346,860
Series B, 7.625%(e)	776,859	14,744,784
		424,507,912
REAL ESTATE - 8.9%
Equity Real Estate Investment Trusts (REITs) - 7.1%
Agree Realty Corp. 4.375%	240,000	4,615,200
American Homes 4 Rent:
6.25%	98,905	2,492,475
Series G, 5.875%	199,750	4,871,903
Armada Hoffler Properties, Inc. 6.75%	255,050	5,659,560
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	190,073	4,025,746
Series F, 7.375%	127,400	2,102,100
Series G, 7.375%	63,168	1,058,576
Series H, 7.50%	231,565	4,087,122
Series I, 7.50%	154,709	2,537,228
Braemar Hotels & Resorts, Inc. Series D, 8.25%	173,050	3,859,015
Cedar Realty Trust, Inc.:
7.25%	126,972	2,059,486
Series C, 6.50%	291,600	3,449,628
Centerspace Series C, 6.625%	317,300	8,003,893
City Office REIT, Inc. Series A, 6.625%	178,475	2,981,425
CTO Realty Growth, Inc. 6.375%	120,000	2,394,000
DiamondRock Hospitality Co. 8.25%	448,231	11,667,453
Digital Realty Trust, Inc.:
5.25%	32,900	736,976
Series L, 5.20%	33,700	746,118
Gladstone Commercial Corp.:
6.625%	157,675	2,727,778
Series G, 6.00%	516,000	7,967,040
Gladstone Land Corp. Series D, 5.00%	30,000	715,500
Global Medical REIT, Inc. Series A, 7.50%	150,848	3,816,228
Global Net Lease, Inc.:
Series A, 7.25%	531,595	11,801,409
Series B 6.875%	294,000	6,500,340
Healthcare Trust, Inc.:
7.125%	190,000	3,439,000
Series A 7.375%	364,800	7,033,344
Hersha Hospitality Trust:
Series C, 6.875%	49,450	968,726
Series D, 6.50%	197,750	3,834,373
Hudson Pacific Properties, Inc. Series C, 4.75%	790,100	7,466,445
Kimco Realty Corp.:
5.125%	14,000	315,840
Series M, 5.25%	48,100	1,104,857
National Storage Affiliates Trust Series A, 6.00%	91,575	2,249,998
Necessity Retail (REIT), Inc./The:
7.50%	874,787	17,644,454
Series C 7.375%	379,839	7,600,578
Pebblebrook Hotel Trust:
6.30%	281,697	5,394,498
6.375%	372,994	7,213,704
6.375%	666,800	12,735,880
Series H, 5.70%	717,200	12,551,000
Pennsylvania (REIT):
Series B, 7.375%(b)	99,385	110,317
Series C, 7.20%(b)	50,325	57,622
Series D, 6.875%(b)	150,100	177,118
Plymouth Industrial REIT, Inc. Series A, 7.50%	171,625	4,348,978
Prologis (REIT), Inc. Series Q, 8.54%	93,396	5,318,902
Public Storage:
4.00%	47,800	921,584
4.00%	342,600	6,416,898
Series F, 5.15%	25,800	635,454
Series G, 5.05%	43,800	1,065,216
Series I, 4.875%	75,000	1,718,250
Series J, 4.70%	696,600	15,130,152
Series K, 4.75%	921,000	20,326,470
Series L, 4.625%	335,900	7,325,979
Series M, 4.125%	53,000	1,026,080
Series S, 4.10%	200,000	3,854,000
Rexford Industrial Realty, Inc.:
Series B, 5.875%	88,600	2,135,260
Series C, 5.625%	78,225	1,860,973
Saul Centers, Inc.:
Series D, 6.125%	82,775	1,799,520
Series E, 6.00%	76,841	1,739,680
SITE Centers Corp. 6.375%	104,400	2,555,712
Sotherly Hotels, Inc.:
Series B, 8.00%	67,250	1,620,268
Series C, 7.875%	107,000	2,616,150
Spirit Realty Capital, Inc. Series A, 6.00%	101,125	2,427,000
Summit Hotel Properties, Inc.:
Series E, 6.25%	457,602	8,973,575
Series F, 5.875%	377,000	7,034,820
Sunstone Hotel Investors, Inc.:
Series H, 6.125%	180,000	3,931,758
Series I, 5.70%	240,000	4,792,800
UMH Properties, Inc. Series D, 6.375%	650,125	14,289,748
Urstadt Biddle Properties, Inc.:
Series H, 6.25%	281,325	6,155,363
Series K 5.875%	69,225	1,444,906
Vornado Realty Trust:
Series L, 5.40%	30,100	400,932
Series M, 5.25%	2,000	25,160
Series N, 5.25%	138,900	1,690,413
Series O, 4.45%	313,000	3,399,180
		327,755,134
Real Estate Management & Development - 1.8%
Brookfield Properties Corp. Series EE, 5.10% (e)(f)	679,025	7,141,828
Brookfield Property Partners LP:
5.75%	43,000	536,210
6.50%	34,125	515,288
Digitalbridge Group, Inc.:
Series H, 7.125%	965,305	20,010,773
Series I, 7.15%	1,074,492	21,994,851
Series J, 7.15%	1,387,346	28,662,568
Seritage Growth Properties Series A, 7.00%	91,986	2,065,086
		80,926,604
TOTAL REAL ESTATE		408,681,738

TOTAL NONCONVERTIBLE PREFERRED STOCKS		879,721,221
TOTAL PREFERRED STOCKS (Cost $1,077,362,754)		915,807,560

Corporate Bonds - 17.8%
	Principal Amount (g)	Value ($)
Convertible Bonds - 0.8%
FINANCIALS - 0.8%
Mortgage Real Estate Investment Trusts - 0.8%
MFA Financial, Inc. 6.25% 6/15/24	9,700,000	9,217,258
PennyMac Corp. 5.5% 11/1/24	13,601,000	12,383,711
Redwood Trust, Inc. 5.625% 7/15/24	8,631,000	8,026,220
RWT Holdings, Inc. 5.75% 10/1/25	4,474,000	3,870,599
Two Harbors Investment Corp. 6.25% 1/15/26	4,896,000	4,169,188
		37,666,976
Nonconvertible Bonds - 17.0%
CONSUMER DISCRETIONARY - 3.6%
Hotels, Restaurants & Leisure - 1.8%
Caesars Entertainment, Inc. 8.125% 7/1/27 (h)	17,465,000	17,818,701
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(h)	13,965,000	11,917,871
4% 5/1/31(h)	6,000,000	5,306,847
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (h)	22,890,000	20,024,678
Marriott Ownership Resorts, Inc. 4.5% 6/15/29 (h)	20,315,000	17,739,058
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	8,000,000	7,760,000
Times Square Hotel Trust 8.528% 8/1/26 (h)	3,183,285	3,169,890
		83,737,045
Household Durables - 1.8%
Adams Homes, Inc. 7.5% 2/15/25 (h)	7,530,000	7,100,055
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29(h)	4,015,000	3,352,525
4.625% 4/1/30(h)	6,840,000	5,667,829
6.625% 1/15/28(h)	7,925,000	7,508,938
Century Communities, Inc.:
3.875% 8/15/29(h)	13,005,000	11,372,925
6.75% 6/1/27	4,670,000	4,688,713
LGI Homes, Inc. 4% 7/15/29 (h)	13,310,000	10,868,051
M/I Homes, Inc. 3.95% 2/15/30	17,070,000	15,106,438
New Home Co., Inc. 7.25% 10/15/25 (h)	6,180,000	5,763,468
TRI Pointe Homes, Inc. 5.25% 6/1/27	11,458,000	10,999,680
		82,428,622
TOTAL CONSUMER DISCRETIONARY		166,165,667

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 8.5% 10/30/25 (h)	1,682,000	1,595,432
Global Partners LP/GLP Finance Corp. 7% 8/1/27	3,527,000	3,408,987
		5,004,419
FINANCIALS - 0.2%
Financial Services - 0.2%
Brixmor Operating Partnership LP 4.05% 7/1/30	4,000,000	3,615,313
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25% 5/15/27	5,000,000	4,706,250
		8,321,563
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Sabra Health Care LP:
3.9% 10/15/29	989,000	824,307
5.125% 8/15/26	20,264,000	19,223,428
		20,047,735
INDUSTRIALS - 0.2%
Trading Companies & Distributors - 0.2%
Williams Scotsman International, Inc.:
4.625% 8/15/28(h)	4,250,000	3,902,378
6.125% 6/15/25(h)	3,240,000	3,223,936
		7,126,314
REAL ESTATE - 12.5%
Equity Real Estate Investment Trusts (REITs) - 9.8%
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (h)	28,405,000	21,064,580
American Homes 4 Rent LP:
2.375% 7/15/31	7,000,000	5,621,488
3.625% 4/15/32	17,000,000	14,863,667
4.9% 2/15/29	10,000,000	9,752,967
American Tower Corp.:
2.7% 4/15/31	2,000,000	1,690,385
3.8% 8/15/29	23,000,000	21,608,456
4.05% 3/15/32	27,000,000	25,036,997
5.65% 3/15/33	15,000,000	15,577,727
Boston Properties, Inc.:
3.25% 1/30/31	11,000,000	9,008,846
6.75% 12/1/27	37,000	37,670
CBL & Associates LP:
4.6% 10/15/24(d)(i)	18,229,000	2
5.25% 12/1/23(d)(i)	11,371,000	1
5.95% 12/15/26(d)(i)	10,317,000	1
Crown Castle International Corp.:
2.25% 1/15/31	5,000,000	4,154,628
2.5% 7/15/31	10,000,000	8,390,793
3.8% 2/15/28	2,000,000	1,915,486
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (h)	26,490,000	23,046,300
EPR Properties:
3.6% 11/15/31	2,000,000	1,555,691
4.95% 4/15/28	8,000,000	7,138,606
Equinix, Inc.:
3.2% 11/18/29	5,000,000	4,490,883
3.9% 4/15/32	22,000,000	20,045,813
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (h)	5,075,000	3,884,153
GLP Capital LP/GLP Financing II, Inc.:
5.3% 1/15/29	19,193,000	18,511,457
5.375% 4/15/26	3,000,000	2,969,535
Hudson Pacific Properties LP 4.65% 4/1/29	6,000,000	4,160,365
Invitation Homes Operating Partnership LP 4.15% 4/15/32	30,000,000	27,071,785
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	6,000,000	4,109,825
4.625% 8/1/29	19,835,000	15,015,537
5% 10/15/27	5,000,000	4,166,779
Office Properties Income Trust 4.5% 2/1/25	7,802,000	6,637,031
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	2,000,000	1,589,172
4.5% 4/1/27	2,434,000	2,273,757
4.95% 4/1/24	2,866,000	2,819,280
Park Intermediate Holdings LLC 4.875% 5/15/29 (h)	12,000,000	10,380,000
Realty Income Corp. 4.875% 6/1/26	436,000	436,075
RLJ Lodging Trust LP:
3.75% 7/1/26(h)	8,000,000	7,392,960
4% 9/15/29(h)	22,550,000	18,942,000
SBA Communications Corp. 3.125% 2/1/29	7,000,000	5,988,506
Senior Housing Properties Trust:
4.75% 5/1/24	5,148,000	4,697,381
4.75% 2/15/28	6,113,000	3,770,797
Service Properties Trust 7.5% 9/15/25	7,950,000	7,786,071
Sun Communities Operating LP 4.2% 4/15/32	439,000	394,799
Uniti Group LP / Uniti Group Finance, Inc.:
6.5% 2/15/29(h)	31,820,000	19,209,203
10.5% 2/15/28(h)	7,000,000	6,698,277
Uniti Group, Inc. 6% 1/15/30 (h)	18,035,000	10,639,027
VICI Properties LP 5.125% 5/15/32	34,000,000	32,447,441
VICI Properties LP / VICI Note Co. 4.625% 12/1/29 (h)	14,000,000	13,003,334
Vornado Realty LP 3.4% 6/1/31	6,000,000	4,264,413
Welltower Op LLC 4% 6/1/25	5,000,000	4,873,924
XHR LP:
4.875% 6/1/29(h)	10,000,000	8,679,100
6.375% 8/15/25(h)	4,250,000	4,190,776
		452,003,747
Real Estate Management & Development - 2.7%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (h)	11,165,000	10,419,960
Forestar Group, Inc.:
3.85% 5/15/26(h)	8,000,000	7,398,160
5% 3/1/28(h)	5,000,000	4,545,674
Greystar Real Estate Partners 5.75% 12/1/25 (h)	6,885,000	6,732,877
Howard Hughes Corp.:
4.125% 2/1/29(h)	14,960,000	12,575,974
4.375% 2/1/31(h)	22,625,000	18,329,462
5.375% 8/1/28(h)	11,900,000	10,742,431
Kennedy-Wilson, Inc.:
4.75% 3/1/29	17,075,000	13,642,242
4.75% 2/1/30	22,245,000	17,219,187
5% 3/1/31	6,960,000	5,276,167
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (h)	4,965,000	3,680,306
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (h)	15,000,000	10,694,372
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 6/15/27 (h)	1,798,000	1,792,804
		123,049,616
TOTAL REAL ESTATE		575,053,363

TOTAL NONCONVERTIBLE BONDS		781,719,061
TOTAL CORPORATE BONDS (Cost $913,988,488)		819,386,037

Asset-Backed Securities - 1.5%
	Principal Amount (g)	Value ($)
American Homes 4 Rent:
Series 2015-SFR1 Class F, 5.885% 4/17/52 (h)	2,000,000	1,977,890
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (h)	8,259,000	8,213,946
Class XS, 0% 10/17/52 (d)(e)(h)(j)	4,499,367	45
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1 month U.S. LIBOR + 1.500% 3.3464% 3/20/50 (d)(e)(f)(h)	2,250,000	0
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27 (e)	213,929	212,134
Series 1997-3 Class M1, 7.53% 3/15/28	2,083,560	1,960,656
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (h)	2,767,082	2,345,801
Series 2021-1 Class F, 3.325% 9/17/41 (h)	6,724,037	5,292,115
Series 2021-2 Class G, 4.505% 12/17/26 (h)	27,865,953	22,872,053
Series 2021-3 Class F, 4.242% 1/17/41 (h)	10,062,120	8,329,213
Merit Securities Corp. Series 13 Class M1, 7.88% 12/28/33 (e)	658,127	654,415
New Residential Mortgage Loan Trust Series 2022-SFR2 Class E1, 4% 9/4/39 (h)	2,900,000	2,431,402
Tricon American Homes:
Series 2017-SFR2 Class F, 5.104% 1/17/36 (h)	3,785,000	3,714,501
Series 2018-SFR1 Class F, 4.96% 5/17/37 (h)	8,282,000	8,002,565
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (h)	3,000,000	2,641,678
TOTAL ASSET-BACKED SECURITIES (Cost $79,054,443)		68,648,414

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (g)	Value ($)
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.5479% 2/25/42 (d)(e)(h)	24,467	7,825
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.5102% 6/25/43 (d)(e)(h)	40,684	28,694
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $46,245)		36,519

Commercial Mortgage Securities - 23.1%
	Principal Amount (g)	Value ($)
BANK sequential payer Series 2021-BN33 Class A5, 2.556% 5/15/64	14,931,000	12,605,589
Bank sequential payer Series 2021-BN36 Class A5, 2.47% 9/15/64	25,000,000	20,850,950
BANK:
sequential payer:
Series 2022-BNK39 Class A4, 2.928% 2/15/55	13,750,000	11,809,480
Series 2022-BNK42 Class D, 2.5% 6/15/55 (h)	2,000,000	1,010,952
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (e)	20,000,000	19,348,118
Series 2022-BNK43 Class A5, 4.399% 8/15/55	10,485,000	10,075,987
Series 2022-BNK44, Class A5, 5.9381% 11/15/55 (e)	10,000,000	10,611,597
Series 2017-BNK8 Class E, 2.8% 11/15/50 (h)	11,374,393	4,436,013
Series 2018-BN12 Class D, 3% 5/15/61 (h)	1,682,000	1,040,111
Series 2020-BN30 Class MCDG, 3.0155% 12/15/53 (e)	2,000,000	985,260
Series 2021-BN38 Class C, 3.3244% 12/15/64 (e)	3,505,000	2,409,793
Series 2022-BNK41, Class C, 3.9164% 4/15/65 (e)	4,433,000	3,221,517
Series 2022-BNK42 Class C, 4.8792% 6/15/55 (e)	6,500,000	5,082,949
Series 2022-BNK43 Class D, 3% 8/15/55 (h)	5,344,000	2,759,828
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class C, 4.9867% 7/15/49 (e)	3,030,000	2,724,589
Barclays Commercial Mortgage Securities sequential payer Series 2021-C12 Class A5, 2.689% 11/15/54	25,000,000	21,034,948
BBCMS Mortgage Trust:
sequential payer Series 2022-C17:
Class C, 5.45% 9/15/55	2,000,000	1,647,579
Class D, 2.5% 9/15/55 (h)	2,000,000	992,051
Series 2020-C6 Class C, 3.045% 2/15/53	1,129,000	827,751
Series 2020-C7 Class C, 3.7165% 4/15/53 (e)	2,067,000	1,579,139
Series 2022-C16 Class C, 4.6% 6/15/55 (e)	5,250,000	4,024,657
Benchmark Mortgage Trust:
sequential payer:
Series 2019-B13 Class A4, 2.952% 8/15/57	19,715,000	17,385,894
Series 2019-B14:
Class 225D, 3.4041% 12/15/62 (e)(h)	3,427,000	2,382,736
Class 225E, 3.4041% 12/15/62 (d)(e)(h)	5,141,000	3,335,276
Series 2021-B28 Class A5, 2.2237% 8/15/54	10,000,000	8,088,653
Series 2021-B29, Class A5, 2.3879% 9/15/54	15,000,000	12,358,616
Series 2022-B34 Class A5, 3.786% 4/15/55	22,168,402	19,886,061
Series 2022-B35 Class A5, 4.5932% 5/15/55 (e)	27,302,000	25,872,683
Series 2019-B13 Class D, 2.5% 8/15/57 (h)	1,000,000	566,808
Series 2020-B18 Class AGNG, 4.5348% 7/15/53 (e)(h)	11,379,000	9,627,641
Series 2022-B32 Class A5, 3.0019% 1/15/55	26,618,000	22,447,569
Series 2022-B35:
Class C, 4.5932% 5/15/55 (e)	7,000,000	5,251,825
Class D, 2.5% 5/15/55 (h)	3,500,000	1,762,823
Series 2022-B36:
Class C, 5.2896% 7/15/55 (e)	2,000,000	1,669,840
Class D, 2.5% 7/15/55 (h)	3,828,000	1,820,089
Bx 2021-Xl2 floater Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 8.838% 10/15/38 (e)(f)(h)	2,378,878	2,180,939
BX Commercial Mortgage Trust:
floater:
Series 2021-CIP Class F, 1 month U.S. LIBOR + 3.210% 8.167% 12/15/38 (e)(f)(h)	7,790,000	7,257,806
Series 2021-PAC Class G, 1 month U.S. LIBOR + 2.940% 7.8941% 10/15/36 (e)(f)(h)	17,232,000	15,824,856
Series 2021-VINO Class G, 1 month U.S. LIBOR + 3.950% 8.9003% 5/15/38 (e)(f)(h)	15,979,000	14,944,278
Series 2020-VIVA Class E, 3.667% 3/11/44 (e)(h)	20,898,990	15,703,231
Bx Commercial Mortgage Trust 2 floater:
Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 8.548% 4/15/34 (e)(f)(h)	5,181,000	4,932,544
Series 2022-LP2 Class G, CME Term SOFR 1 Month Index + 4.100% 8.9953% 2/15/39 (e)(f)(h)	5,106,145	4,726,702
BX Trust:
floater:
Series 2019-XL:
Class G, CME Term SOFR 1 Month Index + 2.410% 7.304% 10/15/36 (e)(f)(h)	13,391,750	12,967,024
Class J, CME Term SOFR 1 Month Index + 2.760% 7.654% 10/15/36 (e)(f)(h)	15,217,550	14,644,142
Series 2021-ACNT Class G, 1 month U.S. LIBOR + 3.290% 8.243% 11/15/38 (e)(f)(h)	15,581,000	14,586,488
Series 2021-BXMF Class G, 1 month U.S. LIBOR + 3.340% 8.2975% 10/15/26 (e)(f)(h)	18,874,000	17,175,342
Series 2021-SOAR Class J, 1 month U.S. LIBOR + 3.750% 8.698% 6/15/38 (e)(f)(h)	18,422,163	17,057,340
Series 2021-VOLT Class G, 1 month U.S. LIBOR + 2.850% 7.7977% 9/15/36 (e)(f)(h)	5,000,000	4,585,142
Series 2022-LBA6:
Class F, CME Term SOFR 1 Month Index + 3.350% 8.2395% 1/15/39 (e)(f)(h)	6,200,000	5,813,651
Class G, CME Term SOFR 1 Month Index + 4.200% 9.0895% 1/15/39 (e)(f)(h)	11,340,000	10,642,947
Series 2022-VAMF Class F, CME Term SOFR 1 Month Index + 3.290% 8.1885% 1/15/39 (e)(f)(h)	4,367,000	4,111,586
floater sequential payer Series 2021-LGCY Class J, 1 month U.S. LIBOR + 3.190% 8.141% 10/15/36 (e)(f)(h)	7,299,000	6,639,303
Series 2019-OC11 Class E, 4.0755% 12/9/41 (e)(h)	22,521,000	18,414,550
BXP Trust Series 2021-601L Class E, 2.868% 1/15/44 (e)(h)	5,754,000	3,232,809
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 8.198% 12/15/37 (e)(f)(h)	14,973,000	14,291,914
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (h)	3,353,000	1,285,125
Citigroup Commercial Mortgage Trust:
sequential payer Series 2019-C7 Class A4, 3.102% 12/15/72	14,820,000	13,159,158
Series 2022-GC48:
Class D, 2.5% 6/15/55 (h)	4,000,000	1,974,212
Class E, 2.5% 6/15/55 (h)	2,000,000	890,082
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.150% 8.098% 9/15/33 (e)(f)(h)	4,265,000	2,358,490
Class G, 1 month U.S. LIBOR + 5.150% 10.1043% 9/15/33 (e)(f)(h)	4,265,000	1,932,443
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (h)	4,741,000	3,862,360
Series 2012-CR1:
Class D, 5.5039% 5/15/45 (e)(h)	5,550,000	3,861,418
Class G, 2.462% 5/15/45 (d)(h)	6,346,000	1,889,287
Series 2014-UBS2 Class D, 5.1474% 3/10/47 (e)(h)	3,713,000	2,997,106
Series 2017-CD4 Class D, 3.3% 5/10/50 (h)	2,769,000	1,880,657
Series 2019-CD4 Class C, 4.3497% 5/10/50 (e)	3,000,000	2,311,499
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (h)	2,769,000	1,903,723
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class D, 5.036% 8/15/45 (e)(h)	1,402,892	1,290,610
Class E, 5.036% 8/15/45 (e)(h)	8,000,000	6,846,199
Class F, 4.25% 8/15/45 (h)	2,000,000	1,408,790
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 9.1646% 6/15/34 (f)(h)	7,120,000	6,204,200
Credit Suisse Mortgage Trust:
floater:
Series 2021-4SZN Class A, CME Term SOFR 1 Month Index + 3.960% 8.8565% 11/15/23 (e)(f)(h)	906,000	883,746
Series 2021-BPNY Class A, 1 month U.S. LIBOR + 3.710% 8.6624% 8/15/23 (e)(f)(h)	18,000,000	16,726,624
Series 2020-NET:
Class E, 3.8277% 8/15/37 (e)(h)	9,400,000	7,972,049
Class F, 3.8277% 8/15/37 (e)(h)	7,050,000	5,875,287
Series 2021-BRIT Class A, CME Term SOFR 1 Month Index + 3.570% 8.4637% 5/15/23 (e)(f)(h)	8,146,318	7,652,894
CSAIL Commercial Mortgage Trust:
sequential payer Series 2019-C15 Class A4, 4.0529% 3/15/52	9,425,000	8,842,349
Series 2017-C8 Class D, 4.5835% 6/15/50 (e)(h)	4,297,000	2,856,155
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.5385% 8/10/44 (e)(h)	2,896,321	2,612,855
ELP Commercial Mortgage Trust floater Series 2021-ELP Class J, 1 month U.S. LIBOR + 3.610% 8.5629% 11/15/38 (e)(f)(h)	15,448,000	14,137,220
GS Mortgage Securities Corp. Trust floater Series 2019-70P Class E, 1 month U.S. LIBOR + 2.200% 7.148% 10/15/36 (e)(f)(h)	7,437,000	6,736,207
GS Mortgage Securities Trust:
floater Series 2018-RIVR Class G, 1 month U.S. LIBOR + 2.600% 7.548% 7/15/35 (e)(f)(h)	3,808,000	799,680
sequential payer:
Series 2019-GSA1 Class A4, 3.0479% 11/10/52	25,860,000	22,807,351
Series 2021-GSA3 Class A5, 2.6183% 12/15/54	12,657,000	10,487,347
Series 2011-GC5:
Class C, 5.2983% 8/10/44 (e)(h)	8,899,000	5,836,185
Class D, 5.2983% 8/10/44 (e)(h)	2,733,635	1,024,822
Class E, 5.2983% 8/10/44 (d)(e)(h)	8,138,000	738,789
Class F, 4.5% 8/10/44 (d)(h)	7,897,000	27,699
Series 2012-GCJ9:
Class D, 4.7664% 11/10/45 (e)(h)	4,816,891	4,460,914
Class E, 4.7664% 11/10/45 (e)(h)	1,908,000	1,633,890
Series 2013-GC16:
Class D, 5.4795% 11/10/46 (e)(h)	3,708,000	3,152,763
Class F, 3.5% 11/10/46 (h)	7,221,000	5,704,207
Series 2021-RENT Class G, 1 month U.S. LIBOR + 5.700% 10.6823% 11/21/35 (e)(f)(h)	6,938,114	6,036,355
Hilton U.S.A. Trust Series 2016-HHV Class F, 4.3333% 11/5/38 (e)(h)	20,270,000	17,238,617
IMT Trust Series 2017-APTS Class EFX, 3.6132% 6/15/34 (e)(h)	9,213,000	8,637,380
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (h)	2,896,000	2,638,275
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (h)	8,640,000	6,077,119
Series 2014-C26 Class D, 4.0119% 1/15/48 (e)(h)	2,398,000	1,807,421
JPMDB Commercial Mortgage Securities Trust:
sequential payer Series 2019-COR6 Class A4, 3.0565% 11/13/52	13,000,000	11,340,710
Series 2018-C8 Class D, 3.4708% 6/15/51 (e)(h)	1,698,000	1,019,487
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2021-1MEM Class E, 2.742% 10/9/42 (e)(h)	9,552,000	5,544,748
Series 2011-C3:
Class E, 5.7097% 2/15/46 (e)(h)	13,774,000	5,537,966
Class G, 4.409% 2/15/46 (e)(h)	4,671,000	454,924
Class H, 4.409% 2/15/46 (e)(h)	7,077,000	541,273
Series 2012-CBX:
Class E, 4.846% 6/15/45 (e)(h)	4,828,142	3,856,878
Class F, 4% 6/15/45 (h)	8,192,000	2,860,067
Class G 4% 6/15/45 (d)(h)	4,044,000	902,540
Series 2013-LC11:
Class D, 4.4234% 4/15/46 (e)	7,722,000	5,019,369
Class E, 3.25% 4/15/46 (e)(h)	472,000	222,123
Class F, 3.25% 4/15/46 (d)(e)(h)	2,518,000	358,060
Series 2014-DSTY Class E, 3.9314% 6/10/27 (d)(e)(h)	8,161,000	19,885
Series 2018-AON Class F, 4.767% 7/5/31 (e)(h)	5,039,000	1,310,140
Series 2020-NNN Class FFX, 4.6254% 1/16/37 (h)	2,000,000	1,576,600
KNDR Trust floater Series 2021-KIND Class F, CME Term SOFR 1 Month Index + 4.060% 8.9545% 8/15/38 (e)(f)(h)	7,103,659	6,401,376
MED Trust floater Series 2021-MDLN Class G, 1 month U.S. LIBOR + 5.250% 10.198% 11/15/38 (e)(f)(h)	3,457,728	3,176,788
Merit floater Series 2021-STOR Class J, 1 month U.S. LIBOR + 3.950% 8.898% 7/15/38 (e)(f)(h)	3,476,000	3,240,967
MHC Commercial Mortgage Trust floater Series 2021-MHC Class G, CME Term SOFR 1 Month Index + 3.310% 8.2054% 4/15/38 (e)(f)(h)	15,601,000	14,675,450
MHP Commercial Mortgage Trust floater Series 2022-MHIL:
Class F, CME Term SOFR 1 Month Index + 3.250% 8.1487% 1/15/27 (e)(f)(h)	4,182,990	3,819,300
Class G, CME Term SOFR 1 Month Index + 3.950% 8.847% 1/15/27 (e)(f)(h)	14,015,203	13,034,737
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.673% 11/15/45 (e)(h)	2,000,000	1,690,000
Series 2012-C6, Class F, 4.673% 11/15/45 (e)(h)	2,500,000	1,575,000
Series 2013-C12 Class D, 5.0994% 10/15/46 (e)(h)	5,670,988	4,684,590
Series 2013-C13:
Class D, 5.0526% 11/15/46 (e)(h)	6,218,000	5,771,520
Class E, 5.0526% 11/15/46 (e)(h)	3,341,000	2,950,139
Series 2013-C9:
Class C, 4.0683% 5/15/46 (e)	3,302,000	2,716,341
Class D, 4.1563% 5/15/46 (e)(h)	5,137,000	4,019,867
Series 2016-C30 Class D, 3% 9/15/49 (h)	2,726,000	1,595,156
Morgan Stanley Capital I Trust:
Series 1998-CF1 Class G, 7.35% 7/15/32 (e)(h)	3,683	3,656
Series 2011-C2:
Class D, 5.385% 6/15/44 (e)(h)	3,252,983	2,985,662
Class F, 5.385% 6/15/44 (d)(e)(h)	4,440,000	2,798,826
Class XB, 0.4939% 6/15/44 (e)(h)(j)	28,636,873	97,995
Series 2011-C3:
Class D, 5.2515% 7/15/49 (e)(h)	7,317,000	7,194,363
Class E, 5.2515% 7/15/49 (e)(h)	3,456,000	2,980,716
Class F, 5.2515% 7/15/49 (e)(h)	5,624,050	3,211,609
Class G, 5.2515% 7/15/49 (e)(h)	5,049,500	2,584,869
Series 2015-MS1 Class D, 4.1581% 5/15/48 (e)(h)	10,833,000	8,408,213
Series 2016-BNK2 Class C, 3% 11/15/49 (h)	2,966,000	1,937,784
Series 2017-H1:
Class C, 4.281% 6/15/50	2,470,594	2,174,955
Class D, 2.546% 6/15/50 (h)	5,000,000	3,088,329
Series 2018-H4 Class A4, 4.31% 12/15/51	14,240,929	13,674,596
Series 2020-L4, Class C, 3.536% 2/15/53	2,765,000	2,071,454
MSC sequential payer Series 2021-L7 Class A5, 2.574% 10/15/54	10,055,000	8,337,266
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (e)(h)	1,500,000	996,675
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1 Class WAN2, 1 month U.S. LIBOR + 3.750% 8.6977% 6/15/35 (d)(e)(f)(h)	651,000	503,209
Series 2020-2PAC Class AMZ3, 3.6167% 1/15/37 (e)(h)	2,502,675	2,126,038
OPG Trust floater Series 2021-PORT:
Class G, 1 month U.S. LIBOR + 2.390% 7.346% 10/15/36 (e)(f)(h)	4,640,257	4,303,428
Class J, 1 month U.S. LIBOR + 3.340% 8.294% 10/15/36 (e)(f)(h)	8,311,048	7,705,299
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class E, 1 month U.S. LIBOR + 2.600% 7.548% 7/15/38 (e)(f)(h)	500,000	459,298
Class G, 1 month U.S. LIBOR + 4.350% 9.298% 7/15/38 (e)(f)(h)	5,944,000	5,454,617
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/1/70 (h)	9,277,000	7,076,786
Prima Capital Ltd. floater Series 2021-9A Class C, 1 month U.S. LIBOR + 2.350% 7.3027% 12/15/37 (e)(f)(h)	5,000,000	4,675,141
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)	2,961,734	3,036,430
ReadyCap Commercial Mortgage Trust floater Series 2019-FL3 Class D, 1 month U.S. LIBOR + 2.900% 7.9204% 3/25/34 (e)(f)(h)	3,401,000	3,355,758
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.8518% 3/15/37 (e)(h)	5,000,000	4,371,354
SLG Office Trust Series 2021-OVA Class G, 2.8506% 7/15/41 (h)	1,641,000	982,367
SMRT Commercial Mortgage Trust floater Series 2022-MINI Class F, CME Term SOFR 1 Month Index + 3.350% 8.24% 1/15/39 (e)(f)(h)	19,615,000	18,177,866
SREIT Trust floater:
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 8.2138% 10/15/38 (e)(f)(h)	12,754,000	11,529,570
Series 2021-MFP Class G, 1 month U.S. LIBOR + 2.970% 7.9215% 11/15/38 (e)(f)(h)	3,874,000	3,555,275
Series 2021-MFP2 Class J, 1 month U.S. LIBOR + 3.910% 8.8635% 11/15/36 (e)(f)(h)	10,872,000	10,240,550
STWD Trust floater sequential payer Series 2021-LIH:
Class E, 1 month U.S. LIBOR + 2.900% 7.851% 11/15/36 (e)(f)(h)	4,985,000	4,620,087
Class F, 1 month U.S. LIBOR + 3.550% 8.499% 11/15/36 (e)(f)(h)	15,282,000	14,021,056
Class G, 1 month U.S. LIBOR + 4.200% 9.148% 11/15/36 (e)(f)(h)	9,177,000	8,414,950
SUMIT Mortgage Trust Series 2022-BVUE:
Class D, 2.9889% 2/12/41 (e)(h)	6,000,000	4,368,443
Class F, 2.9889% 2/12/41 (e)(h)	3,211,000	1,986,441
TPGI Trust floater Series 2021-DGWD Class G, 1 month U.S. LIBOR + 3.850% 8.8% 6/15/26 (e)(f)(h)	7,308,000	6,843,571
UBS Commercial Mortgage Trust Series 2012-C1:
Class E, 5% 5/10/45 (e)(h)	4,933,463	2,466,731
Class F, 5% 5/10/45 (d)(e)(h)	2,221,350	106,329
UBS-BAMLL Trust Series 12-WRM Class D, 4.3793% 6/10/30 (e)(h)	2,143,000	1,755,999
VASA Trust:
floater Series 2021-VASA Class G, 1 month U.S. LIBOR + 5.000% 9.948% 7/15/39 (e)(f)(h)	800,000	552,382
floater sequential payer Series 2021-VASA Class F, 1 month U.S. LIBOR + 3.900% 8.848% 7/15/39 (e)(f)(h)	6,685,000	4,795,403
VMC Finance Ltd. floater Series 2021-HT1 Class B, 1 month U.S. LIBOR + 4.500% 9.4594% 1/18/37 (e)(f)(h)	18,580,000	17,289,844
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1 Class D, 3% 8/15/49 (h)	6,979,000	3,799,244
Series 2016-NXS6 Class D, 3.059% 11/15/49 (h)	5,037,000	3,570,991
Series 2019-C52 Class C, 3.561% 8/15/52	883,000	681,784
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (d)(e)	3,955,000	202,127
Series 2011-C3 Class D, 5.4203% 3/15/44 (e)(h)	503,530	157,353
Series 2011-C5:
Class E, 5.7036% 11/15/44 (e)(h)	1,233,390	1,165,495
Class F, 5.25% 11/15/44 (e)(h)	3,500,000	3,129,647
Class G, 5.25% 11/15/44 (e)(h)	2,000,000	1,699,963
Series 2013-C11 Class E, 4.1916% 3/15/45 (e)(h)	4,727,000	3,072,621
Series 2013-C13 Class D, 4.2764% 5/15/45 (e)(h)	3,955,000	3,562,320
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (e)(h)	6,725,000	5,312,973
Class PR2, 3.6332% 6/5/35 (e)(h)	2,541,000	1,907,539
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,249,999,977)		1,066,226,773

Bank Loan Obligations - 1.8%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.8711% 9/9/26 (e)(f)(k)	8,149,220	8,060,964
FINANCIALS - 1.5%
Financial Services - 1.5%
Agellan Portfolio 9% 8/7/25 (d)(k)	6,611,000	6,611,000
Mhp 2022-Mhil Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 9.8895% 1/9/24 (d)(e)(f)(k)	24,679,910	22,705,517
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 4.450% 9.3679% 1/21/27 (d)(e)(f)(k)	18,837,337	18,837,337
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 0.000% 0% 11/15/23 (d)(f)(i)(k)	29,336,049	23,190,147
		71,344,001
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.750% 7.5903% 8/21/25 (e)(f)(k)	2,091,232	2,046,794
CME Term SOFR 1 Month Index + 3.250% 8.157% 1/24/30 (e)(f)(k)	2,637,788	2,545,465
		4,592,259
TOTAL BANK LOAN OBLIGATIONS (Cost $92,237,581)		83,997,224

Preferred Securities - 0.1%
	Principal Amount (g)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 7.125% (e)(l)	6,000,000	5,055,000
FINANCIALS - 0.0%
Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)(h)	500,000	0
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, 6/28/38 (d)(h)	1,220,000	12
		12
TOTAL PREFERRED SECURITIES (Cost $7,297,768)		5,055,012

Money Market Funds - 9.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (m)	443,377,840	443,466,515
Fidelity Securities Lending Cash Central Fund 4.88% (m)(n)	953,455	953,550
TOTAL MONEY MARKET FUNDS (Cost $444,373,047)		444,420,065

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $4,837,805,412)	4,552,057,497
NET OTHER ASSETS (LIABILITIES) - 1.2%	55,234,328
NET ASSETS - 100.0%	4,607,291,825

Legend

(a)	Affiliated company
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,164,591,475 or 25.3% of net assets.

(i)	Non-income producing - Security is in default.
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	750,712,446	798,990,910	1,106,236,841	13,843,216	-	-	443,466,515	1.1%
Fidelity Securities Lending Cash Central Fund 4.88%	-	22,971,868	22,018,318	1,200	-	-	953,550	0.0%
Total	750,712,446	821,962,778	1,128,255,159	13,844,416	-	-	444,420,065

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Great Ajax Corp.	18,330,271	-	-	1,314,058	-	(8,267,944)	10,944,935
Great Ajax Corp. 7.25%	15,139,304	-	-	831,179	-	(476,925)	14,662,379
Total	33,469,575	-	-	2,145,237	-	(8,744,869)	25,607,314

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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